SHAREHOLDERS' EQUITY (Schedule Of Options Granted) (Details) - $ / shares			12 Months Ended
		Nov. 11, 2020	Dec. 31, 2021	Dec. 31, 2020
Changes during the year:
Granted		13,000
Employees, officers and directors [Member]
Number of options
Outstanding at beginning of year			10,492,910	18,601,716
Changes during the year:
Granted				3,187,300	[1]
Cancelled				(224,500)	[1]
Exercised			(7,521,469)	(10,756,272)
Forfeited			(40,714)	(276,600)
Expired				(38,734)
Outstanding at end of year			2,930,727	10,492,910
Exercisable at end of year			2,635,973	8,184,368
Weighted average exercise price
Outstanding at beginning of year	[2]		$ 3.43	$ 0.90
Changes during the year:
Granted	[2]			10.08
Canceled	[2]			20.775
Exercised	[2]		2.70	0.44
Forfeited	[2]		9.00	11.275
Expired	[2]			0.28
Outstanding at end of year	[2]		5.23	3.43
Exercisable at end of year	[2]		$ 4.71	$ 1.685

[1]	Net of options granted and cancelled in connection with modification as described above
[2]	In U.S. dollars per Ordinary Share